4. Income Taxes (Tables)	9 Months Ended
Sep. 30, 2017
Income Tax Disclosure [Abstract]
Schedule of income tax expense (benefit)

Income Tax Expense (Benefit)	For the period from inception (August 4, 2016) to December 31, 2016
Current federal tax expense
Federal	$0
State	0
Deferred tax (benefit)
Federal	$0
State	0
Total	$0

Schedule of effective tax rate (benefit)

For the period from inception (August 4, 2016) to December 31, 2016
Expected federal tax (benefit) at 34% rate	$(2,933)
Valuation allowance	2,933
Total income tax (benefit)	$0

Effective tax rate (benefit)	0.00%

Schedule of deferred tax assets and liabilities

For the period from inception (August 4, 2016) to December 31, 2016
Deferred tax assets:
Federal tax loss carryforward	$2,933
Total deferred tax assets	2,933

Valuation allowance	(2,933)

Net Deferred Tax Assets	$0